Tal Merger Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subsidiary Preferred Shares
Tal Merger Agreement [Line Items]
Cash Distribution	$ (112)
Tal
Tal Merger Agreement [Line Items]
Purchase option agreement, gross proceeds threshold		$ 15,000
Tal | Subsidiary Preferred Shares
Tal Merger Agreement [Line Items]
Finance income/(costs) – fair value accounting		11,000
Certain preferred shareholders | Subsidiary Preferred Shares
Tal Merger Agreement [Line Items]
Cash Distribution	100
Outside investors | Tal | Subsidiary Preferred Shares
Tal Merger Agreement [Line Items]
Cash Distribution	$ 100	$ (100)